Other Current and Non-current Assets - Available for sale category (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Unrealized loss on available for sale securities
Beginning balance	$ (11,591)
Gain on available for sale securities	20,803
Reclassification to interest income	$ (9,212)